Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	$ (31,437)	$ (30,645)	$ (64,754)	$ (60,420)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	95,189	(44,686)	45,120	(62,159)
Total realized and unrealized gains (losses) on derivative instruments	63,752	(75,331)	(19,634)	(122,579)
Interest rate swap agreements [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(27,205)	(30,755)	(55,094)	(60,245)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	83,986	(39,096)	40,326	(64,494)
Interest Rate Swaps Terminated [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net				1,000
Foreign currency forward contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(4,232)	110	(9,660)	(1,175)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	9,386	(1,926)	3,057	1,125
Stock purchase warrants [Member]
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ 1,817	$ (3,664)	$ 1,737	$ 1,210